Accrued liabilities (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Payables and Accruals [Abstract]
Accrued loan interest and loan fees	$ 17,816	$ 16,768
Accrued operating expenses	8,661	7,238
Accrued capitalized expenses	101	101
Accrued voyage expenses and commissions	9,927	5,305
Accrued general and administrative expenses	1,212	1,748
Total	$ 37,717	$ 31,160